NET FINANCE COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Net interest paid	$ 311	$ 294
Interest paid during construction	$ 42	$ 35	[1]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.